SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Summary of revenue recognized) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Topic 606 revenue	$ 20,081	¥ 139,804	¥ 114,175	¥ 91,408
Out of scope of Topic 606 revenue	$ 8,412	¥ 58,559	¥ 76,723	¥ 239,569